Share capital	12 Months Ended
Dec. 31, 2019
Share capital
Share capital

20          Share capital

	Ordinary shares of USD0.001 each
	Number of	Nominal	Nominal
	shares	value	value
		USD’000	RMB’000
Authorised:
As at 1 January 2017, 31 December 2017, 1 January 2018, 31 December 2018, 1 January 2019 and 31 December 2019	121,983,052	122	802
Increase of authorized shares	1,378,016,948	1,378	9,797
As at 31 December 2019	1,500,000,000	1,500	10,599
Issued and paid:
As at 1 January 2017 and 31 December 2017	41,000,000	41	259
Issuance of shares (Note i)	798,219	1	6
As at 31 December 2018 and 1 January 2019	41,798,219	42	265
Issuance of shares held as treasury shares (Note 33)	5,940,452	6	41
Issuance of shares upon initial public offering (Note ii)	7,500,000	8	53
Preferred shares converted into ordinary share upon initial public offering (Note iii)	15,600,000	16	110
As at 31 December 2019	70,838,671	72	469

Note i:   During the year ended 31 December 2018, the Company entered into an investment agreement to allot and issue 798,219 ordinary shares of the Company at RMB31.80 per share to an independent third party. Pursuant to such investment agreement, a put option enabling the investor of these ordinary shares to dispose of the shares of the Company at a guaranteed return was issued. Such put option was recognised as “Derivative financial instrument” and subsequently measured at fair value through profit and loss. The put option was lapsed upon the completion of initial public offering.

Note ii:   On October 25, 2019, the Company was listed on NASDAQ Global market in the United States (“IPO”) and issued 2,500,000 American Depositary Shares (representing 7,500,000 ordinary shares of the Company).

Note iii:   On October 25, 2019, upon completion of the Company’s initial public offering, 15,600,000 of convertible redeemable preferred shares were converted into 15,600,000 ordinary shares (Note 26).